AOT GROWTH AND INNOVATION ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communication Services - 9.6%
Advertising - 0.7%
Trade Desk, Inc. - Class A (a)	9,344	$510,743
		$–
Interactive Media & Services - 6.7%
Alphabet, Inc. - Class A	16,023	3,411,457
Meta Platforms, Inc. - Class A	1,654	1,221,810
		4,633,267
Movies & Entertainment - 2.2%
Netflix, Inc. (a)	1,128	1,362,906
Spotify Technology SA (a)	261	177,971
		1,540,877
Total Communication Services		6,684,887

Consumer Discretionary - 9.2%
Automobile Manufacturers - 1.7%
Tesla, Inc. (a)	3,583	1,196,256
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Broadline Retail - 7.5%
Amazon.com, Inc. (a)	14,642	3,353,018
MercadoLibre, Inc. (a)	744	1,839,845
		5,192,863
Total Consumer Discretionary		6,389,119

Financials - 28.2%(b)
Consumer Finance - 1.1%
SoFi Technologies, Inc. (a)	29,926	764,310
		$–
Diversified Banks - 4.6%
NU Holdings Ltd. - Class A (a)	211,924	3,136,475

Financial Exchanges & Data - 2.7%
Cboe Global Markets, Inc.	1,168	275,590
Coinbase Global, Inc. - Class A (a)	714	217,442
Nasdaq, Inc.	14,530	1,376,572
		1,869,604
Investment Banking & Brokerage - 7.4%
Charles Schwab Corp.	7,095	679,985
LPL Financial Holdings, Inc.	556	202,651
Robinhood Markets, Inc. - Class A (a)	32,517	3,382,743
Virtu Financial, Inc. - Class A	20,665	866,277
		5,131,656

AOT GROWTH AND INNOVATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Transaction & Payment Processing Services - 12.4%
Adyen NV - ADR (a)	30,002	$503,434
Mastercard, Inc. - Class A	298	177,396
Remitly Global, Inc. (a)	25,992	481,632
Toast, Inc. - Class A (a)	114,401	5,159,485
Visa, Inc. - Class A	6,477	2,278,479
		8,600,426
Total Financials		19,502,471

Health Care - 0.5%
Health Care Technology - 0.5%
Veeva Systems, Inc. - Class A (a)	1,197	322,232

Information Technology - 52.3%(b)
Application Software - 15.0%
Adobe, Inc. (a)	4,442	1,584,461
AppLovin Corp. - Class A (a)	5,409	2,588,693
Autodesk, Inc. (a)	1,372	431,768
Datadog, Inc. - Class A (a)	3,648	498,609
Docusign, Inc. (a)	4,065	311,623
Salesforce, Inc.	10,829	2,774,931
Samsara, Inc. - Class A (a)	7,583	274,050
Tyler Technologies, Inc. (a)	1,330	748,630
Workday, Inc. - Class A (a)	4,925	1,136,789
		10,349,554
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	2,039	278,425

Internet Services & Infrastructure - 5.8%
DigitalOcean Holdings, Inc. (a)	16,871	550,332
Okta, Inc. (a)	3,153	292,504
Shopify, Inc. - Class A (a)	19,453	2,748,320
Snowflake, Inc. - Class A (a)	1,630	389,016
		3,980,172
Semiconductors - 24.3%
Advanced Micro Devices, Inc. (a)	26,103	4,245,131
Broadcom, Inc.	3,298	980,792
Micron Technology, Inc.	4,864	578,865
NVIDIA Corp.	43,402	7,559,760
QUALCOMM, Inc.	1,071	172,142
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	14,195	3,277,200
		16,813,890

AOT GROWTH AND INNOVATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Systems Software - 6.8%
Microsoft Corp.	6,658	$3,373,542
Palo Alto Networks, Inc. (a)	1,864	355,129
ServiceNow, Inc. (a)	1,100	1,009,206
		4,737,877
Total Information Technology		36,159,918
TOTAL COMMON STOCKS (Cost $45,823,104)		69,058,627

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 4.22%(c)	146,516	146,516
TOTAL MONEY MARKET FUNDS (Cost $146,516)		146,516

TOTAL INVESTMENTS - 100.0% (Cost $45,969,620)		$69,205,143
Liabilities in Excess of Other Assets - (0.0)% (d)		(24,776)
TOTAL NET ASSETS - 100.0%		$69,180,367

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AOT GROWTH AND INNOVATION ETF

Summary of Fair Value Disclosures as of August 31, 2025 (Unaudited)

AOT Growth and Innovation ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$69,058,627	$—	$—	$69,058,627
Money Market Funds	146,516	—	—	146,516
Total Investments	$69,205,143	$—	$—	$69,205,143

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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